Schedule of credit allowance (Details) - Credit Allowance Changes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	$ 10,532		$ 1,300
Transfers from Stage 1 to Stage 2	(780)		(54)
Transfers from Stage 2 to Stage 1	685		346
Transfers to Stage 3	(1,212)		(164)
Transfers from Stage 3	16
Write-offs
Net increase of loss allowance	62,363		9,462		1,299
New originations (a)	159,299	[1]	19,354	[1]	1,299
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(93,269)		(11,118)
Changes to models used in calculation (b)	(3,667)	[2]	1,226
Effect of changes in exchange rates (OCI)	(2,678)		(358)		1
Loss allowance at end of the year	68,926		10,532		1,300
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	7,136		2,072
Transfers from Stage 1 to Stage 2	780		54
Transfers from Stage 2 to Stage 1	(685)		(346)
Transfers to Stage 3	(904)		(176)
Transfers from Stage 3	142		6
Write-offs
Net increase of loss allowance	69,152		6,030		2,070
New originations (a)	28,281	[1]	2,600	[1]	2,070
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	35,759		3,038
Changes to models used in calculation (b)	5,112	[2]	392
Effect of changes in exchange rates (OCI)	(2,686)		(504)		2
Loss allowance at end of the year	72,935		7,136		2,072
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	8,542		1,618
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	2,116		340
Transfers from Stage 3	(158)		(6)
Write-offs	(13,223)		(4,525)
Net increase of loss allowance	60,563		11,528		1,616
New originations (a)	6,237	[1]	716	[1]	1,616
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	54,297		10,609
Changes to models used in calculation (b)	29	[2]	203
Effect of changes in exchange rates (OCI)	(2,165)		(413)		2
Loss allowance at end of the year	55,675		8,542		1,618
Total [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	26,210		4,990
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(13,223)		(4,525)
Net increase of loss allowance	192,078		27,020		4,985
New originations (a)	193,817	[1]	22,670	[1]	4,985
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(3,213)		2,529
Changes to models used in calculation (b)	1,474	[2]	1,821
Effect of changes in exchange rates (OCI)	(7,529)		(1,275)		5
Loss allowance at end of the year	$ 197,536		$ 26,210		$ 4,990

[1]	Considers all accounts originated from the beginning to the end of the year. ECL effects presented in the table were calculated as if risk parameters at the beginning of the year were applied.
[2]	Relates to methodology changes that occurred during the year, reflecting observed risks extending over a period, according to the Group’s processes of model monitoring.